SIGNIFICANT ACCOUNTING POLICIES - Revenue from contracts with customers (Details)	12 Months Ended
Dec. 31, 2022
Listing revenue
Revenue from contracts with customers
Average time period between the payment and delivery of service	30 days
Minimum | Lead generation revenue
Revenue from contracts with customers
Payment period (in days)	20 days
Minimum | Display advertising revenue
Revenue from contracts with customers
Payment period (in days)	20 days
Minimum | Mortgage Marketplace
Revenue from contracts with customers
Payment period (in days)	20 days
Minimum | Data Analytics Services
Revenue from contracts with customers
Payment period (in days)	20 days
Maximum | Lead generation revenue
Revenue from contracts with customers
Payment period (in days)	30 days
Maximum | Display advertising revenue
Revenue from contracts with customers
Payment period (in days)	30 days
Maximum | Mortgage Marketplace
Revenue from contracts with customers
Payment period (in days)	30 days
Maximum | Data Analytics Services
Revenue from contracts with customers
Payment period (in days)	30 days